Document and Entity Information	Nov. 19, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Scilex Holding Co
Amendment Flag	true
Entity Central Index Key	0001820190
Document Type	8-K/A
Document Period End Date	Nov. 19, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39852
Entity Tax Identification Number	92-1062542
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	516-4310
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed by Scilex Holding Company (the “Company”) with the Securities and Exchange Commission on November 20, 2024 (the “Original Form 8-K”) to report a change in the Company’s certifying accountant. This Amendment No. 1 amends and restates the Form 8-K to include as Exhibit 16.1 thereto a copy of the letter from the Company’s former independent registered public accounting firm referred to in the Original Form 8-K, to clarify the process regarding such firm’s dismissal and the timing of such firm’s engagement by the Company as set forth in the third paragraph, to update the Company’s statement in the seventh paragraph regarding reportable events of the type described in Item 304(a)(1)(v) of Regulation S-K, and to respond to certain statements made by such firm in its letter to the Securities and Exchange Commission as set forth in the last three paragraphs of this Amendment No. 1.
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	SCLX
Security Exchange Name	NASDAQ
Warrants To Purchase One Share Of Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SCLXW
Security Exchange Name	NASDAQ